                            CLASS A AND B SHARES OF:

                          AIM DEVELOPING MARKETS FUND

                       Supplement dated February 12, 1999
                   to the Prospectus dated September 8, 1998,
                       as supplemented December 14, 1998

Effective February 12, 1999, the following information replaces, in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND
ADMINISTRATION" on page 15.

NAME/OFFICE         RESPONSIBILITIES FOR        BUSINESS EXPERIENCE PAST
                       THE PORTFOLIO                   FIVE YEARS
                       -------------                   ----------

Francesco Bertoni    Portfolio Manager      Head of Global Emerging Markets
London                   since 1998         for INVESCO Asset Management
                                            Limited (the "Sub-advisor") since
                                            1995, Investment Director of the
                                            Sub-advisor from 1994 to 1999 and
                                            Portfolio Manager for the
                                            Sub-Advisor from 1990 to 1995,
                                            Portfolio Manager for INVESCO
                                            (NY), Inc., an affiliate of the Sub-
                                            advisor, from June to December
                                            1998.

Craig Munro          Portfolio Manager      Head of Emerging Markets Fixed
London                   since 1999         Income and Portfolio Manager for
                                            the Sub-advisor since December
                                            1998. Portfolio Manager for
                                            INVESCO (NY), Inc., an affiliate of
                                            the Sub-advisor, from August 1997
                                            to December 1998. Vice President
                                            and Senior Analyst in the Emerging
                                            Markets Group of the Global Fixed
                                            Income Division of Merrill Lynch
                                            Asset Management from 1993 to
                                            August 1997.

Christine Rowley     Portfolio Manager      Portfolio Manager for the Sub-
London                   since 1999         advisor since December 1998.
                                            Portfolio Manager for INVESCO
                                            (NY), Inc., GT Asset Management
                                            PLC (London) and INVESCO GT
                                            Asset Management Asia Ltd. (Hong
                                            Kong), affiliates of the
                                            Sub-advisor, from January 1991 to
                                            December 1998.

                            ADVISOR CLASS SHARES OF:

                          AIM DEVELOPING MARKETS FUND

                       Supplement dated February 12, 1999
                   to the Prospectus dated September 8, 1998,
                       as supplemented December 21, 1998

Effective February 12, 1999, the following information replaces, in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND
ADMINISTRATION" on page 15.

NAME/OFFICE         RESPONSIBILITIES FOR        BUSINESS EXPERIENCE PAST
                       THE PORTFOLIO                   FIVE YEARS
                       -------------                   ----------

Francesco Bertoni    Portfolio Manager      Head of Global Emerging Markets
London                   since 1998         for INVESCO Asset Management
                                            Limited (the "Sub-advisor") since
                                            1995, Investment Director of the
                                            Sub-advisor from 1994 to 1999 and
                                            Portfolio Manager for the
                                            Sub-Advisor from 1990 to 1995,
                                            Portfolio Manager for INVESCO
                                            (NY), Inc., an affiliate of the Sub-
                                            advisor, from June to December
                                            1998.

Craig Munro          Portfolio Manager      Head of Emerging Markets Fixed
London                   since 1999         Income and Portfolio Manager for
                                            the Sub-advisor since December
                                            1998. Portfolio Manager for
                                            INVESCO (NY), Inc., an affiliate of
                                            the Sub-advisor, from August 1997
                                            to December 1998. Vice President
                                            and Senior Analyst in the Emerging
                                            Markets Group of the Global Fixed
                                            Income Division of Merrill Lynch
                                            Asset Management from 1993 to
                                            August 1997.

Christine Rowley     Portfolio Manager      Portfolio Manager for the Sub-
London                   since 1999         advisor since December 1998.
                                            Portfolio Manager for INVESCO
                                            (NY), Inc., GT Asset Management
                                            PLC (London) and INVESCO GT
                                            Asset Management Asia Ltd. (Hong
                                            Kong), affiliates of the
                                            Sub-advisor, from January 1991 to
                                            December 1998.